UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia         July 22, 2009
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $110,694,462 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
1,851,381
30,805
x
ALL
25,025

5,780
A F L A C Inc
COMMON
001055102
3,166,672
101,855
x
ALL
88,705

13,150
A T & T Inc.
COMMON
00206R102
236,377
10,516
x
ALL
10,516

0
Abbott Laboratories
COMMON
002824100
2,324,717
49,420
x
ALL
45,495

3,925
Alcon Inc
COMMON
H01301102
3,730,819
32,129
x
ALL
28,704

3,425
Altria Group Inc
COMMON
02209S103
918,037
56,012
x
ALL
45,005

11,007
Automatic Data Processing
COMMON
053015103
2,393,263
67,530
x
ALL
60,430

7,100
Becton Dickinson Co Inc
COMMON
075887109
4,467,215
62,645
x
ALL
55,920

6,725
Cameron Intl Corporation
COMMON
13342B105
794,806
28,085
x
ALL
26,435

1,650
ChevronTexaco Corporation
COMMON
166764100
545,171
8,229
x
ALL
7,229

1,000
Choice Hotels Intl
COMMON
169905106
1,140,771
42,870
x
ALL
37,920

4,950
Clorox Company
COMMON
18905410
1,064,678
19,070
x
ALL
17,595

1,475
Dentsply Intl Inc
COMMON
249030107
431,037
14,100
x
ALL
14,100

0
Diamond Offshore Drilling
COMMON
25271C102
1,928,421
23,220
x
ALL
19,820

3,400
Dominion Res Inc Va New
COMMON
25746U109
1,667,290
49,889
x
ALL
44,114

5,775
Emerson Electric Co
COMMON
291011104
3,381,523
104,368
x
ALL
92,435

11,933
Extra Space Storage Inc
COMMON
30225T102
1,605,288
192,250
x
ALL
161,625

30,625
Exxon Mobil Corporation
COMMON
30231G102
1,584,650
22,667
x
ALL
20,362

2,305
General Electric Company
COMMON
369604103
1,891,818
161,418
x
ALL
143,025

18,393
GlaxoSmithkline PLC ADRs
COMMON
37733W105
2,813,488
79,612
x
ALL
71,943

7,669
H C C Insurance Holdings
COMMON
404132102
223,293
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
344,240
20,800
x
ALL
16,800

4,000
J M Smucker Co New
COMMON
832696405
935,051
19,216
x
ALL
15,803

3,413
Johnson & Johnson
COMMON
478160104
555,220
9,775
x
ALL
9,625

150










Page Total


39,995,225





















06/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Linear Technology Corp
COMMON
535678106
2,032,267
87,035
x
ALL
78,585

8,450
Mccormick & Co Inc.
COMMON
579780206
556,263
17,100
x
ALL
14,100

3,000
McGraw-Hill Cos
COMMON
580645109
1,544,643
51,300
x
ALL
47,000

4,300
Medtronic Inc
COMMON
585055106
1,273,834
36,510
x
ALL
27,310

9,200
Meredith Corporation
COMMON
589433101
2,128,187
83,295
x
ALL
74,245

9,050
Microsoft Corp
COMMON
594918104
550,204
23,147
x
ALL
22,947

200
Newmont Mining Corp
COMMON
651639106
623,063
15,245
x
ALL
14,445

800
Noble Corp
COMMON
H5833N103
5,034,054
166,415
x
ALL
153,675

12,740
Oneok Inc New
COMMON
682680103
4,435,001
150,390
x
ALL
131,375

19,015
Oracle Corporation
COMMON
68389X105
4,203,418
196,238
x
ALL
183,888

12,350
Pall Corp
COMMON
696429307
2,785,347
104,870
x
ALL
93,420

11,450
Paychex Inc
COMMON
704326107
1,844,283
73,186
x
ALL
67,136

6,050
Pepsico Incorporated
COMMON
713448108
5,100,288
92,800
x
ALL
80,100

12,700
PetSmart, Inc.
COMMON
716768106
856,254
39,900
x
ALL
35,700

4,200
Philip Morris Intl
COMMON
718172109
5,133,071
117,677
x
ALL
100,590

17,087
Portfolio Recovery Asctes
COMMON
73640Q105
4,828,740
124,677
x
ALL
115,467

9,210
Principal Financial Group
COMMON
74251V102
3,036,631
161,180
x
ALL
148,380

12,800
Procter & Gamble Co
COMMON
742718109
2,022,845
39,586
x
ALL
34,721

4,865
Rocky Mtn Choc Factory
COMMON
774678403
312,235
40,550
x
ALL
34,350

6,200
Roper Industries
COMMON
776696106
1,893,505
41,790
x
ALL
38,750

3,040
Sysco Corp
COMMON
871829107
572,903
25,485
x
ALL
16,960

8,525
Transocean Ltd
COMMON
H8817H100
5,352,743
72,052
x
ALL
63,322

8,730
UDR, Inc.
COMMON
902653104
1,106,570
107,122
x
ALL
88,316

18,806
United Parcel Service B
COMMON
911312106
372,426
7,450
x
ALL
5,575

1,875










Page Total


57,598,776





















06/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Varian Medical Systems
COMMON
92220P105
3,078,791
87,615
x
ALL
82,515

5,100
Vodafone Group Plc Adr
COMMON
92857W209
224,232
11,505
x
ALL
7,323

4,182
Washington REIT SBI
COMMON
939653101
1,136,396
50,800
x
ALL
41,400

9,400
Wellpoint Hlth Ntwks New
COMMON
94973V107
3,099,913
60,914
x
ALL
53,489

7,425
Western Union
COMMON
959802109
2,355,762
143,644
x
ALL
131,770

11,874
Willis Group Holdings
COMMON
G96655108
3,205,366
124,577
x
ALL
110,790

13,787










Page Total


13,100,461


























Grand Total


110,694,462



























